Business Overview - Additional Information (Detail)	Jun. 30, 2015 State Clients	Sep. 30, 2014 State Clients
Product Information [Line Items]
Area of operations, number of states | State	35	36
Minimum
Product Information [Line Items]
Number of residential clients	12,400	12,600
Number of periodic clients	17,800	16,500